Note 9 - Convertible Notes Payable and Credit Facility (Details) - Convertible Notes Payable - USD ($)	Sep. 30, 2015	Dec. 31, 2014		Dec. 31, 2013
Note 9 - Convertible Notes Payable and Credit Facility (Details) - Convertible Notes Payable [Line Items]
Convertible notes payable		$ 520,000		$ 650,000
Less: Derivative liability		(129,598)		(177,927)
Less: Relative fair value of warrants		(170,767)		(53,623)
Accreted interest		79,358		21,889
Accrued interest	$ 44,214	5,683		6,288
Convertible notes payable, net		373,499		442,084
Less current portion		(30,000)		(60,000)
		343,499	[1]	382,084
Convertible Debt [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) - Convertible Notes Payable [Line Items]
Accrued interest		28,284		7,707
Financial Advisory Services Fees [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) - Convertible Notes Payable [Line Items]
Convertible notes payable		10,000		60,000
Less: Derivative liability		$ (93,376)		$ (243,889)

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.